Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (2,354)	$ (31,888)	$ (76,698)	$ (205,192)
Adjustments to reconcile net loss to net cash, cash equivalents and restricted cash used in operating activities:
Loss on issuance of financial instruments	84	852	72,993
Change in fair value of financial instruments	(1,612)	1,634	(82,465)	33,657
Baker Warrants modification		828
Stock-based compensation	417	1,067	3,313	8,898
Depreciation	245	265	1,015	1,023
Noncash lease expenses	504	395	1,031	1,404
Noncash interest expenses	565	523	2,176	2,665
Noncash inventory reserve			(300)	300
Noncash instrument exchange expense			514
Loss on disposal of property and equipment			926
Financial instrument modification expense			1,067
Changes in operating assets and liabilities:
Accounts receivable	(6,278)	2,033	5,323	(5,382)
Inventories	(99)	755	1,566	(21)
Prepaid and other assets	1,518	(1,036)	2,593	13,882
Accounts payable	3,813	3,735	4,474	(4)
Accrued expenses and other liabilities	(352)	(85)	(4,106)	5,471
Accrued compensation	(800)	469	(2,478)	(1,861)
Operating lease liabilities	(591)	(466)	(1,354)	(1,507)
Net cash, cash equivalents and restricted cash used in operating activities	(4,940)	(20,919)	(70,410)	(146,667)
Cash flows from investing activities:
Proceeds from sale of Softcup line of business				250
Purchases of property and equipment	(3)	(66)	(341)	(2,939)
Maturities of short-term investments
Net cash, cash equivalents and restricted cash (used in) provided by investing activities	(3)	(66)	(341)	(2,689)
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants, net of discounts and commissions - public offerings			24,882	81,534
Proceeds from issuance of common stock - Stock Purchase Agreement		5,480
Proceeds from issuance of common stock - exercise of warrants	61		25,211	159
Proceeds from issuance of common stock, net of commissions - ATM transactions			7,438
Proceeds from issuance of common stock - ESPP and exercise of stock options			20	297
Proceeds from issuance of preferred stock - registered direct offering				10,000
Payments under term notes			(5,892)
Borrowings under convertible notes	1,640	10,000	11,500
Cash repurchase of fractional common stock after the reverse stock split			(18)
Cash paid for financing costs		(351)	(1,202)	(970)
Payments of tax withholdings related to vesting of restricted stock awards				(327)
Net cash, cash equivalents and restricted cash provided by financing activities	1,701	15,129	61,939	90,693
Net change in cash, cash equivalents and restricted cash	(3,242)	(5,856)	(8,812)	(58,663)
Cash, cash equivalents and restricted cash, beginning of period	4,776	13,588	13,588	72,251
Cash, cash equivalents and restricted cash, end of period	1,534	7,732	4,776	13,588
Supplemental disclosure of noncash investing and financing activities:
Financing and debt issuance costs included in accounts payable and accrued expenses	125	61
Issuance of common stock for prepaid advertising		331	3,412
Purchases of property and equipment included in accounts payable and accrued expenses	140	57	105	476
Conversion of series B-2 and B-1, respectively, convertible preferred stock to common stock		644	1,187	1,032
Exchange of series B-2 convertible preferred stock to series C convertible preferred stock		1,616	1,616
Issuance of common stock upon exercise of purchase rights	$ 180
Supplemental cash flow information:
Cash paid for interest			698	1,389
Cash paid for taxes			26	11
Right-of-use assets obtained in exchange for operating lease liabilities			219
Exchange of Adjuvant Notes for Purchase Rights			634
Exchange of term notes for Purchase Rights			4,806
Issuance of common stock from exercise of Purchase Rights			$ 1,007